Significant Accounting Policies - Reconciliation of operating lease commitments to lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Operating lease commitments disclosed		$ 6,125
Finance lease liabilities recognized		206,099
Lease liabilities	$ 204,930
Lease liability, current portion	9,363	6,675
Lease liability, non-current portion	$ 195,567	199,424
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations
Operating lease commitments discounted using incremental borrowing rate at date of initial application		4,858
Communication systems using the lessee's incremental borrowing rate at the date of initial application		2,397
Printers using the lessee's incremental borrowing rate at the date of initial application		20
After initial application of IFRS 16
Disclosure of initial application of standards or interpretations
Lease liabilities		213,374
Lease liability, current portion		7,742
Lease liability, non-current portion		$ 205,632